Prepayments and other assets - Other assets (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepayments and other assets
Long-term rental deposits	¥ 76,248		¥ 75,954		¥ 75,604
Contract assets	56,263		58,288		62,615
VAT recoverable	2,069		6,744		8,800
Prepayments for purchase of property and equipment	12,420		349		444
Deferred rental initial direct costs					11,758
Deferred initial public offering related costs					23,360
Total	¥ 147,000	$ 21,405	¥ 141,335	$ 20,492	¥ 182,581